Cover	Aug. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2026
Entity File Number	001-41224
Entity Registrant Name	Abpro Holdings, Inc.
Entity Central Index Key	0001893219
Entity Tax Identification Number	87-1013956
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Summit Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	339
Local Phone Number	227-5961
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Shares of Common Stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Common Stock, par value $0.0001 per share
Trading Symbol	ABP
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $114.90
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $114.90
Trading Symbol	ABPWW